Term deposits (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 517,470	₨ 633,323
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Term Deposits, Maturity	1 month
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Term Deposits, Maturity	2 years